[redacted]

10010577

NYSE Regulation

NYSE Regulation, Inc. | 20 Broad Street
New York, New York 10005
nyseregulation.com

Certpac

Received SEC

MAR 0 2 2010

Washington, DC 20549

March 2, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: Aktiebolaget Svensk Exportkredit (Swedish Export Credit Corporation)
Issuer CIK: 0000352960
Issuer File Number: 001-08382
Filing: 8-A12B filed 3/1/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on March 1, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

U.S.$46,520,000 Accelerated Return Notes®
Linked to the S&P 500® Index
due April 29, 2011, Medium-Term Notes, Series E

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Analyst, Corporate Compliance